Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Northern Institutional Funds
Prospectus Date	rr_ProspectusDate	Mar. 30, 2022
Service and Premier Shares | Treasury Instruments Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Treasury Instruments Portfolio—Service Shares And Premier Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal conditions, exclusively in U.S. Treasury securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES of The Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell Service Shares and Premier Shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Service Shares, which are not reflected in the tables or the examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2023
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in Service Shares and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:▪Cash; and▪Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”).The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations.The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on Portfolio redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur. The Portfolio may invest in shares of other government money market funds.The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio invests in U.S. dollar-denominated securities with a remaining maturity of no more than 397 days (with certain exceptions permitted by applicable regulations). The Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Portfolio may invest in variable and floating rate instruments. The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Portfolio, and the Portfolio’s performance could trail that of other investments. The Portfolio is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Portfolio’s NAV, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Portfolio, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. In general, securities with longer maturities or durations are more sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are currently at historically low levels. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets and the Portfolio’s investment, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Portfolio, and may detract from Portfolio performance. A low or negative interest rate environment could cause the Portfolio’s earnings to fall below the Portfolio’s expense ratio, resulting in a low or negative yield and may impair the Portfolio’s ability to maintain a stable NAV per share. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio.CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations will adversely affect the value of the Portfolio’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Portfolio could deteriorate rapidly, which may impair the Portfolio’s liquidity or cause a deterioration in the market value of the Portfolio’s securities. The Portfolio could also be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Portfolio later than expected. This will cause the value of the security to decrease and the Portfolio may lose opportunities to invest in higher yielding securities.VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to greater liquidity risk, which could impede their value.INCOME RISK is the risk that the Portfolio’s ability to distribute income to shareholders depends on the yield available from the Portfolio’s investments. Falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.Investment company RISK is the risk that the Portfolio will be subject to the risks associated with investments in registered investment companies (“Underlying Funds”), such as the possibility that the value of the securities or instruments held by the Underlying Funds could decrease. Investments in Underlying Funds may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by the Underlying Funds in which it invests.MARKET RISK is the risk that the value of the Portfolio’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Portfolio may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.LARGE SHAREHOLDER RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders, including funds or accounts over which the Portfolio’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Portfolio’s shares may also adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so.An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	 Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Portfolio has not commenced operations as of the date of this Prospectus, and does not have a full calendar year of performance. After the Portfolio has been in operation for a full calendar year, total return information will be presented. Once available, the Portfolio’s performance information will be accessible on the Portfolio’s web site at northerntrust.com/ institutional or by calling 800-637-1380, and will provide some indication of the risks of investing in the Portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Portfolio has not commenced operations as of the date of this Prospectus, and does not have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	northerntrust.com/ institutional
Service and Premier Shares | Treasury Instruments Portfolio | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.18%
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.02%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.24%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	73
Service and Premier Shares | Treasury Instruments Portfolio | Premier Shares
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.18%
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.02%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.24%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	$ 73

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (excluding Acquired Fund Fees and Expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, and extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. This contractual limitation may not be terminated before April 1, 2023without the approval of the Board of Trustees.